INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
INVESTMENTS IN SUBSIDIARIES	INVESTMENTS IN SUBSIDIARIES
The partnership considers all relevant facts and circumstances in determining that its decision making rights over the entities listed below are sufficient to give it power over these subsidiaries. In addition, the partnership has exposure and rights to substantial variable returns from its economic interests in these subsidiaries, even after consideration of material non-controlling interests in certain subsidiaries. The partnership is able to use its power to affect the amount of its returns and consolidates these subsidiaries.

The following table presents the partnership’s material subsidiaries as of December 31, 2023 and 2022:

	Jurisdiction of formation	Economic interest		Voting interest
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Subsidiary of the partnership(1)	Bermuda	36%	36%	100%	100%
Holding entities of the Operating Partnership	Various	100%	100%	100%	100%
Real estate subsidiaries of the holding entities
BPO	Canada	100%	100%	100%	100%
U.S. Retail	United States	100%	100%	100%	100%
U.K. Short Stay(2)	United Kingdom	27%	27%	—%	—%
Korea Mixed-use(2)	South Korea	22%	22%	—%	—%
U.K. Student Housing(2)	Bermuda	—%	25%	—%	—%
U.S. Logistics	United States	23%	—%	—%	—%
U.S. Hospitality	United States	23%	23%	—%	—%
U.S. Manufactured Housing(2)	United States	24%	24%	—%	—%
(1)BPY holds all managing general partner units of the Operating Partnership and therefore has the power to direct the relevant activities and affairs of the Operating Partnership. The managing general partner units represent 36% and 36% of the total number of the Operating Partnership’s units at December 31, 2023 and 2022, respectively.
(2)The partnership holds its economic interest in these assets primarily through limited partnership interests in Brookfield-sponsored real estate funds. By their nature, limited partnership interests do not have any voting rights. The partnership has entered into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investees.
The table below shows details of non-wholly owned subsidiaries of the partnership that have material non-controlling interests:

	Jurisdiction of formation	Proportion of economic interests held by non- controlling interests		Non-controlling interests: Interests of others in operating subsidiaries and properties
(US$ Millions)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Corporate Holding Entities(2)	Bermuda/Canada	—%	—%	$6,494	$5,033
BPO(1)	Canada	—%	—%	3,070	2,835
U.K Student Housing(4)	Bermuda	—%	75%	—	1,594
U.S. Retail(3)	United States	—%	—%	1,287	1,280
U.S. Manufactured Housing(4)	United States	76%	76%	1,161	1,191
Korea Mixed-use(4)	South Korea	78%	78%	1,056	936
U.K. Short Stay(4)	United Kingdom	73%	73%	569	756
U.S. Hospitality(4)(5)	United States	77%	77%	833	724
U.S. Logistics	Unites States	77%	—%	1,233	—
Other LP Investments	Various	33% - 99%	33% - 99%	9,629	3,735
Total				$25,332	$18,084
(1)    Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)     Includes non-controlling interests in various corporate entities of the partnership
(3)    Includes non-controlling interests in BPYU subsidiaries.
(4)    Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.
(5)    Includes non-controlling interests acquired as part of the Manager Reorganization during the fourth quarter of 2022.

Summarized financial information in respect of each of the partnership’s subsidiaries that have material non-controlling interests is set out below. The summarized financial information below represents amounts before intercompany eliminations.

	Dec. 31, 2023
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
Corporate Holding Entities	$6,398	$1,616	$6,211	$7,067	$7,153	$(12,417)
BPO	4,732	30,435	9,838	12,530	5,185	7,614
U.S. Retail	744	29,435	5,381	8,148	1,287	15,363
U.S. Manufactured Housing	59	3,605	2,129	—	1,161	374
Korea Mixed-use	229	3,814	1,829	855	1,056	303
U.K. Short Stay	89	4,816	512	3,587	569	237
U.S. Hospitality	271	3,600	366	2,425	833	247
U.S. Logistics	293	2,347	309	733	1,233	365
Total	$12,815	$79,668	$26,575	$35,345	$18,477	$12,086

	Dec. 31, 2022
					Equity attributable to
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non- controlling interests	Owners of the entity
Corporate Holding Entities	$6,385	$579	$6,087	$7,877	$5,457	$(12,457)
BPO	4,304	33,911	10,656	14,390	3,129	10,040
U.K. Student Housing	2,255	—	114	—	1,594	547
U.S. Retail	561	29,681	2,293	11,559	1,280	15,110
U.S. Manufactured Housing	61	4,279	2,593	178	1,191	378
Korea Mixed-use	167	3,745	64	2,642	936	270
U.K. Short Stay	197	4,419	485	3,068	756	307
U.S. Hospitality	159	3,530	373	2,378	724	214
Total	$14,089	$80,144	$22,665	$42,092	$15,067	$14,409

	Year ended Dec. 31, 2023
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net (loss) income	Total compre-hensive (loss) income
Corporate Holding Entities	$353	$86	$89	$49	$(275)	$(237)
BPO	1,989	(21)	(22)	11	(1,162)	(1,099)
U.K. Student Housing	—	4	3	876	1	—
U.S. Retail	1,559	7	4	6	234	205
U.S. Manufactured Housing	296	84	84	41	30	30
Korea Mixed-use	248	139	121	—	40	17
U.K. Short Stay	863	53	203	599	20	227
US Hospitality	799	(159)	128	—	(49)	323
U.S. Logistics	50	153	153	11	41	41
Total	$6,157	$346	$763	$1,593	$(1,120)	$(493)

	Year ended Dec. 31, 2022
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income	Distributions	Net (loss) income	Total compre-hensive (loss) income
Corporate Holding Entities	$406	$36	$59	$113	$(20)	$156
BPO	2,105	124	106	24	(759)	(802)
U.K. Student Housing	191	492	482	65	148	134
U.S. Retail	1,557	(2)	2	4	165	203
U.S. Manufactured Housing	287	254	254	13	81	81
Korea Mixed-use	228	28	—	—	8	(28)
U.K. Short Stay	794	44	114	151	16	114
Total	$5,568	$976	$1,017	$370	$(361)	$(142)

	Year ended Dec. 31, 2021
		Attributable to non-controlling interests			Attributable to owners of the partnership
(US$ Millions)	Revenue	Net income (loss)	Total compre-hensive income (loss)	Distributions	Net income (loss)	Total compre-hensive income (loss)
Corporate Holding Entities	$444	$(7)	$(11)	$389	$(122)	$(48)
BPO	2,151	264	257	79	494	482
U.K. Student Housing	160	204	191	—	69	51
U.S. Retail	1,511	(22)	(22)	10	(126)	(101)
U.S. Manufactured Housing	266	572	572	675	183	183
Korea Mixed-use	211	364	304	—	105	28
U.K. Short Stay	546	(52)	26	—	(20)	108
Total	$5,289	$1,323	$1,317	$1,153	$583	$703
Certain of the partnership’s subsidiaries are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayment of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.